Financial Instruments - Summary of Company's Foreign Currency Exchange Risk (Details) £ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2018 CAD ($)	Feb. 28, 2017 CAD ($)
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents	$ 45,337,000			$ 14,121,000		$ 7,678,000	$ 3,716,000
Foreign Currency Risk | GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents | £		£ 1,418
Accounts receivable | £		3,071
Accounts payable and accrued liabilities | £		(6,254)
Net foreign exchange exposure	$ (3,031,000)	£ (1,765)
Translation to CAD	1.7174			1.7439
Foreign Currency Risk | USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents			$ 22,088		$ 3,148
Accounts payable and accrued liabilities			(2,150)
Net foreign exchange exposure	$ 25,895,000		$ 19,938	$ 4,295,000	$ 3,148
Translation to CAD	1.2988			1.3642